Investments in affiliates and investments in available-for-sale securities - Investments in available-for-sale securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings	$ 0	$ 0	$ 345
Investment in available-for-sale-securities	192	238
Unrealized gain		$ 2
Unrealized loss	$ (46)
KLC and STX
Schedule Of Equity Method Investments [Line Items]
Consideration received for AFS securities sold			5,303
Korea Line Corporation (''KLC'')
Schedule Of Equity Method Investments [Line Items]
Reclassification to earnings			$ 345